Condensed Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Loss for the period	SFr (52,004)	SFr (51,720)
Adjustments to reconcile net loss for the period to net cash flows:
Depreciation of property, plant and equipment	1,331	1,411
Depreciation of right-of-use assets	423	367
Finance (income), net	(743)	(4,954)
Share-based compensation expense	2,441	3,081
Change in net employee defined benefit liability	461	465
Interest expense	349	402
Changes in working capital:
(Increase)/decrease in prepaid expenses	(165)	1,900
Decrease in accrued income	940	1,447
(Increase) in other current receivables	(3,802)	(11)
(Decrease) /increase in accrued expenses	(4,440)	2,128
(Decrease) in deferred income	(207)	(141)
(Decrease) in trade and other payables	(372)	(1,897)
Cash used in operating activities	(55,788)	(47,522)
Interest received	11
Interest paid	(376)	(334)
Finance costs	(8)	(5)
Net cash flows used in operating activities	(56,161)	(47,861)
Investing activities
Short-term financial assets, net	20,000	(30,000)
Purchases of property, plant and equipment	(1,198)	(1,913)
Rental deposits	2	(29)
Net cash flows provided by/(used in) investing activities	18,804	(31,942)
Financing activities
Principal payments of lease obligations	(426)	(369)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		12,121
Transaction costs associated with issuance of shares in relation to asset acquisition previously recorded in accrued expenses	(776)
Proceeds from issuance of common shares	7	261
Net cash flows (used in)/provided by financing activities	(1,195)	12,013
Net decrease in cash and cash equivalents	(38,552)	(67,790)
Cash and cash equivalents at January 1	82,216	160,893
Exchange gain on cash and cash equivalents	839	481
Cash and cash equivalents at September 30	44,503	93,584
Supplemental non-cash activity
Capital expenditures in Trade and other payables or Accrued expenses	SFr 7	SFr 137